Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,131,718	$ 1,107,198	$ 1,222,743
Accumulated depreciation	(667,152)	(638,159)	(1,045,153)
Property and equipment, net	464,566	469,039	177,591
Brewery machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	752,180	731,883	730,683
Keg Asset [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	311,596	311,596
Capitalized keg lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			480,060
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	525
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,320	4,320
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 63,097	$ 59,399	$ 12,000